Supplementary Financial Statements Information (Cost of Sales) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Supplementary Financial Statements Information [Abstract]
Payroll and related benefits	$ 559	$ 397
Materials purchased	1,555	2,016
Subcontracted work	704	1,172
Write-down of inventories
Other production costs	246	595
Cost of sales, gross	3,064	4,180
Increase in inventories	(709)	(1,036)
Cost of sales	$ 2,355	$ 3,144